Note 35 - Purchase and sale commitments and future payment obligations - Purchase and sale commitments (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Total [Member]
Purchase And Sale Commitments And Future Payment Obligations Line Items
Repurchase agreements	€ 40,077	€ 46,562	€ 68,401
Reverse Repurchase Agreements And Cash Collateral On Securities Borrowed	26,368	22,921	16,935
Central Banks [Member]
Purchase And Sale Commitments And Future Payment Obligations Line Items
Repurchase agreements	6,155	4,649	19,065
Reverse Repurchase Agreements And Cash Collateral On Securities Borrowed	305	81	149
Credit Institutions [Member]
Purchase And Sale Commitments And Future Payment Obligations Line Items
Repurchase agreements	24,843	28,421	26,069
Reverse Repurchase Agreements And Cash Collateral On Securities Borrowed	13,861	15,561	11,749
General Government [Member]
Purchase And Sale Commitments And Future Payment Obligations Line Items
Repurchase agreements	3	0	7,556
Reverse Repurchase Agreements And Cash Collateral On Securities Borrowed	1,290	544	326
Other Domestic Sectors [Member]
Purchase And Sale Commitments And Future Payment Obligations Line Items
Repurchase agreements	9,076	13,491	15,711
Reverse Repurchase Agreements And Cash Collateral On Securities Borrowed	€ 10,912	€ 6,735	€ 4,710